STRADLEY RONON STEVENS & YOUNG, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania  19103-7018
(215) 564-8000

May 4, 2022

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention: Jaea Hahn

Re:	Delaware VIP Trust (the "Registrant")
File Nos. 811-05162; 033-14363
Rule 497(j) Filing

Dear Ms. Hahn:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 98 (the "Amendment") to the Registrant's Registration Statement on Form N-1A. The Amendment was filed with the Securities and Exchange Commission electronically on April 28, 2022, with an effective date of April 29, 2022.

Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Very truly yours,
/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen Johnson
Macquarie Investment Management
Bruce G. Leto